Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

18. EQUITY

Ordinary share

The Company’s authorized share capital is 500,000,000 ordinary shares consisting of 450,000,000 Class A Ordinary Shares and 50,000,000 Class B ordinary shares, par value $0.0001 per share (each, a “Class B Ordinary Share”; collectively, “Class B Ordinary Shares”). On April 16, 2019, the Company issued 10,000 Class B Ordinary Shares. On August 14, 2019, the Company issued 14,752,352 Class A Ordinary Shares and 5,497,715 Class B Ordinary Shares. Holders of Class A Ordinary Shares and Class B Class A Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Share will be entitled to 1 vote and each Class B Ordinary Share will be entitled to 15 votes. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one to one basis.

In addition, the Company was committed to issue 135,007 Class A Ordinary Shares to a 6.25% shareholder of Zhongchao Shanghai, who is now in the progress of changing from a shareholder of Zhongchao Shanghai to a direct investor of Zhongchao Cayman (Note 1). The 135,007 Class A Ordinary Shares, representing 0.53% economic beneficial interest, or 0.41% of the voting ownership interest of the Company as of December 31, 2024 will be issued to the shareholder upon its capital contribution in Zhongchao Cayman and the Company released its paid-in capital in Zhongchao Shanghai. Such ordinary shares are included in the shares issued and outstanding as of December 31, 2024 and 2023 and in the calculation of earnings per share as such commitment to issue the shares is considered to be part the reorganization, and the shares are considered to be in existence from the time this shareholder made the investment.

On December 17, 2021, the Company, entered into a Sales Agreement with U.S. Tiger Securities, acting as Sales Agent, pursuant to which the Company may offer and sell, from time to time, through the Sales Agent, its Class A Ordinary Shares. Class A Ordinary Shares will be offered and sold pursuant to the prospectus supplement, dated December 17, 2021, to the Registration Statement on Form F-3 (File No. 333-256190) that forms a part of such Form F-3, for an aggregate offering price of up to $10,400,000. On January 6, 2022, the Sales Agent sold an aggregate of 1,060,000 Class A Ordinary Shares at an offering price of $1.8 per share for gross proceeds of $1,908,000.

On October 3, 2023 and October 10, 2022, the Company granted 18,000 and 18,000 Class A Ordinary Shares to three non-executive directors as one-year service compensations, respectively.

On February 20, 2024, the Company held an extraordinary general meeting of shareholders where the shareholders approved the proposed 1-for-10 share consolidation of the Company’s ordinary shares of US$0.0001 par value each (the “Share Consolidation”). The Share Consolidation was effective on February 29, 2024. The Company’s amended and restated articles of association (the “Amended Charter”) in connection with the Share Consolidation became effective on February 29, 2024. The number of shares of the Company Class A and Class B ordinary shares disclosed above in Note 18, except 135,007 Class A Ordinary Shares committed to issue, are not retrospectively adjusted considering the Share Consolidation.

On October 1, 2024, the Company entered into securities purchase agreements with investors providing for the issuance and sale by the Company of 3,094,000 Class A ordinary shares, par value $0.001 per share, in the aggregate (the “Shares”), in a registered direct offering (the “Offering”). On October 2, 2024, the Company consummated the Offering and issued the Shares to the investors at a price of $0.30 per Share, generating the gross proceeds to the Company in the total amount of $928,200. The Company did not retain an underwriter or placement agent with respect to the Offering and therefore was not paying any underwriting discounts or commissions.

On November 14, 2024, the Company entered into securities purchase agreements (the “Securities Purchase Agreements”) with certain purchasers listed on the signature pages thereto (the “Purchasers”), in connection with the issuance and sale (the “Private Placement”) of (i) an aggregate of 10,000,000 Class A ordinary shares, par value US$0.001 per share, of the Company (the “Class A Ordinary Shares”) and (ii) warrants (the “Warrants,” and, together with the Class A Ordinary Shares, the “Securities”) to purchase an aggregate of 40,000,000 Class A Ordinary Shares at an exercise price of $1.80 per share with respect to 50% of the Warrants and an exercise price of $2.00 per share with respect to the other 50% of the Warrants, subject to adjustment as provided therein, for an aggregate purchase price of $3,000,000. The Warrants will become exercisable for cash or on a cashless basis upon issuance and will expire one year after the issuance date.

On December 12, 2024, the Company issued an aggregate of 9,600,000 Class A Ordinary Shares to the Purchasers upon cashless exercise of the Warrants, pursuant to the terms of the Warrants (the “Issuance”). As of the date hereof, no Warrants remain outstanding. The Issuance was made pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (the “Act”), pursuant to Section 3(a)(9) of the Act.

On December 27, 2024, the Company granted 39,000 Class A Ordinary Shares to three non-executive directors as one-year service compensations.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary or VIE. Relevant PRC statutory laws and regulations permit payments of dividends by Zhongchao WFOE and its subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiary and VIE and VIE’s subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Zhongchao WFOE, Zhongchao Shanghai and its subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

During the years ended December 31, 2024, 2023 and 2022, the Company accrued statutory reserve funds of $161,208, $56,151 and $115,963, respectively, which is 10% of the retained earnings of profit-making PRC subsidiaries, VIE or VIE’s subsidiaries as of December 31, 2024, 2023 and 2022, respectively. During the year ended December 31, 2024, the Company recorded a reversal of statutory reserve of $113,186 of the discontinued subsidiaries. As of December 31, 2024 and 2023, the Company had statutory reserve of $1,419,190 and $1,371,168, respectively.

As of December 31, 2024 and 2023, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiary and VIE and VIE’s subsidiaries that are included in the Company’s consolidated net assets, were approximately $13,139,835 and $13,370,283, respectively.

The current PRC Enterprise Income Tax (“EIT”) Law also imposed a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Holding companies in Hong Kong, for example, will be subject to a 5% withholding tax rate, subject to approval from the related PRC tax authorities.

The ability of the Company’s PRC subsidiary and VIE and VIE’s subsidiaries to make dividends and other payments to the Company may also be restricted by changes in applicable foreign exchange and other laws and regulations. Foreign currency exchange regulation in China is primarily governed by the following rules:

●	Foreign Exchange Administration Rules (1996), as amended in August 2008, or the Exchange Rules;

●	Administration Rules of the Settlement, Sale and Payment of Foreign Exchange (1996), or the Administration Rules.

Currently, under the Administration Rules, Renminbi is freely convertible for current account items, including the distribution of dividends, interest payments, trade and service related foreign exchange transactions, but not for capital account items, such as direct investments, loans, repatriation of investments and investments in securities outside of China, unless the prior approval of the State Administration of Foreign Exchange (the “SAFE”) is obtained and prior registration with the SAFE is made. Foreign-invested enterprises like Rise King WFOE that need foreign exchange for the distribution of profits to its shareholders may affect payment from their foreign exchange accounts or purchase and pay foreign exchange rates at the designated foreign exchange banks to their foreign shareholders by producing board resolutions for such profit distribution. Based on their needs, foreign-invested enterprises are permitted to open foreign exchange settlement accounts for current account receipts and payments of foreign exchange along with specialized accounts for capital account receipts and payments of foreign exchange at certain designated foreign exchange banks.

Although the current Exchange Rules allow the convertibility of Chinese Renminbi into foreign currency for current account items, conversion of Chinese Renminbi into foreign exchange for capital items, such as foreign direct investment, loans or securities, requires the approval of SAFE, which is under the authority of the People’s Bank of China. These approvals, however, do not guarantee the availability of foreign currency conversion. The Company cannot be sure that it will be able to obtain all required conversion approvals for its operations or the Chinese regulatory authorities will not impose greater restrictions on the convertibility of Chinese Renminbi in the future. Currently, most of the Company’s retained earnings are generated in Renminbi. Any future restrictions on currency exchanges may limit the Company’s ability to use its retained earnings generated in Renminbi to make dividends or other payments in U.S. dollars or fund possible business activities outside China.

As of December 31, 2024 and 2023, there was $nil retained earnings in the aggregate, respectively, which was generated by the Company’s VIE and its subsidiaries in Renminbi included in the Company’ consolidated net assets, aside from $1,419,190 and $1,371,168 statutory reserve funds as of December 31, 2024 and 2023, that may be affected by increased restrictions on currency exchanges in the future and accordingly may further limit the Company’s PRC subsidiary and VIE and VIE’s subsidiaries’ ability to make dividends or other payments in U.S. dollars to the Company, in addition to $13,139,835 and $13,370,283 restricted net assets as of December 31, 2024 and 2023, respectively, as discussed above.